Residential Whole Loans - Components of Interest Income (Details) - Residential whole loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 303,468	$ 332,212	$ 358,161
Purchased Credit Deteriorated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 40,130	$ 36,238	$ 43,346